Events After the Reporting Date - Additional Information (Detail) $ / shares in Units, ₽ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Feb. 28, 2021 USD ($) $ / shares	Mar. 31, 2020 RUB (₽)	Jan. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Events After The Reporting Date [Line Items]
Repayments of borrowings, classified as financing activities | ₽					₽ 499	₽ 310	₽ 162
Proceeds from borrowings, classified as financing activities | ₽			₽ 6,000		₽ 8,711	₽ 413
Event after reporting date [Member]
Events After The Reporting Date [Line Items]
Repayments of borrowings, classified as financing activities | ₽				₽ 6,639
Proceeds from borrowings, classified as financing activities | $		$ 750
Borrowings, interest rate		1.875%
Borrowings, maturity		2026
Convertion price per share | $ / shares		$ 86.6480
Number of other equity instruments granted in share-based payment arrangement | shares	314,230
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 0
Number of share options exercised in share-based payment arrangement | shares	200,000
Event after reporting date [Member] | Two thousand nine stock option agreement [Member]
Events After The Reporting Date [Line Items]
Number of shares issued | shares	193,358